Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable
Accounts Receivable:
Accounts receivable consists of the following (in millions):

	As of December 31,
	2016	2015
Current:
Patient accounts receivable, net of allowance for doubtful accounts of $53.9 million in 2016; $39.3 million in 2015	$432.0	$403.3
Other accounts receivable	11.8	7.2
	443.8	410.5
Noncurrent patient accounts receivable, net of allowance for doubtful accounts of $49.5 million in 2016; $32.3 million in 2015	125.9	96.6
Accounts receivable, net	$569.7	$507.1

Because the resolution of claims that are part of Medicare audit programs can take in excess of three years, we review the patient receivables that are part of this adjudication process to determine their appropriate classification as either current or noncurrent. Amounts considered noncurrent are included in Other long-term assets in our consolidated balance sheet.
At December 31, 2016 and 2015, our allowance for doubtful accounts represented approximately 15.6% and 12.5%, respectively, of the total patient due accounts receivable balance.
The following is the activity related to our allowance for doubtful accounts (in millions):

For the Year Ended December 31,	Balance at Beginning of Period	Additions and Charges to Expense	Deductions and Accounts Written Off	Balance at End of Period
2016	$71.6	$61.2	$(29.4)	$103.4
2015	$43.0	$47.2	$(18.6)	$71.6
2014	$33.1	$31.6	$(21.7)	$43.0